Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. The Company was not a party to any material litigation and did not have material contingency reserves established for any liabilities as of June 30, 2021 and December 31, 2020.
Leases
The Company’s corporate headquarters is located in London, United Kingdom, for which, as of June 30, 2021 and 2020, the Company leases a series of office space at 19 Eastbourne Terrace, London, United Kingdom from The Office Group under a non-cancelable lease. The lease related to this facility is classified as an operating lease over a two year term. The Company recognizes rent expense on a straight-line basis over the respective lease period.
The Company leased office space at 180 Varick Street NY, NY from BioInnovations Labs, LLC under a cancelable lease that can be terminated by either party with one-month advanced notice. The lease related to this facility is classified as an operating lease.
The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2020 (in thousands):

Year end December, 31	Amount
2021	$1,020
$1,020
The Company recorded rent expense totaling $0.6 million and $0.5 million for the six months ended June 30, 2021 and 2020, respectively.
Indemnification
In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.
In accordance with its Articles of Association, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.